STOCK-BASED COMPENSATION EXPENSE - Changes in Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Outstanding Options
Beginning balance (in shares)	25,358,455	25,417,316	23,191,158
Exercised (in shares)	(3,615,572)	(1,781,794)	(1,934,106)
Repurchased (in shares)	13,984
Cancelled (in shares)	(277,235)	(1,429,352)	(2,627,039)
Ending balance (in shares)	21,479,632	25,358,455	25,417,316	23,191,158
Vested and exercisable (in shares)	15,271,274	17,675,057
Weighted Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 0.20	$ 0.12	$ 0.07
Exercised (in dollars per share)	0.11	0.15	0.07
Repurchased (in dollars per share)	0.29
Cancelled (in dollars per share)	0.59	0.21	0.10
Ending balance (in dollars per share)	0.21	0.20	$ 0.12	$ 0.07
Vested and exercisable (in dollars per share)	$ 0.13	$ 0.10
Weighted Average Remaining Contractual Term and Aggregate Intrinsic
Outstanding at the end (in years)	6 years 8 months 12 days	6 years 10 months 24 days	7 years 8 months 4 days	8 years 3 months 14 days
Vested and exercisable (in years)	6 years	6 years 2 months 1 day
Aggregate intrinsic value outstanding	$ 121,910	$ 215,093	$ 15,194	$ 9,469
Aggregate intrinsic value exercised	20,770	6,123	$ 1,226
Vested and exercisable aggregate intrinsic value	$ 88,014	$ 151,634